Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Maturities (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 489
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	66
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	233
Operating lease, property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	459
Operating lease, property [member] | Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	52
Operating lease, property [member] | Later than one year and not later than two years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	47
Operating lease, property [member] | Later than two years and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	44
Operating lease, property [member] | Later than three years and not later than four years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	43
Operating lease, property [member] | Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	41
Operating lease, property [member] | Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 232